Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Schedule of services received from employees, directors and service providers

				Convenience translation (Note 2d)
	Year ended December 31,			Year ended December 31,
	2016	2017	2018	2018
	N I S			U.S. dollars

Research and development	253	1,940	807	215
General and administrative	1,299	3,444	3,730	996

Total share-based compensation	1,552	5,384	4,537	1,211

Schedule of number of share options and weighted average exercise prices
	2017		2018
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price
		NIS		NIS

Outstanding at beginning of year	5,979,973	1.25	10,752,668	1.18
Options exercised for shares	(696,980)	1.16	(310,180)	1.29
Options forfeited	(166,667)	0.63	(170,375)	1.34
Option Expired	(726,512)	1.69	(693,756)	1.39
Granted	6,362,854	1.16	3,435,790	1.21

Outstanding at end of year	10,752,668	1.18	13,014,147	1.18

Schedule of outstanding and exercisable options granted to employees and consultants

Exercise price (Range)	Options outstanding as of December 31, 2018	Weighted average remaining contractual term	Options exercisable as of December 31, 2018	Weighted average remaining contractual term
		(years)		(years)
0.001 - 1.35	10,129,937	8.4	3,802,949	8.0
1.35 - 1.8	2,596,210	7.4	1,445,688	6.0
1.8 - 2.1	288,000	6.6	288,000	6.6
	13,014,147	8.2	5,536,637	7.4

Schedule of fair value of options under black-scholes
	2017	2018

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	81.56%-85.61%	59.23%-84.66%
Risk-free interest rate (%)	1.94%-2.52%	1.86%-3.19%
Expected life of share options (years)	10	1-10